Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 384,675,000.00
Previously Paid Amount	0.00
Total Fee Amount	53,123.62
Total Offset Amount	0.00
Net Fee	$ 53,123.62